Income (loss) per share	12 Months Ended
Dec. 31, 2011
Income (loss) per share

19. Income (loss) per share

The computation of basic and diluted income (loss) per ordinary share from continuing operations, discontinued operations and extraordinary items for the years ended December 31, 2009, 2010 and 2011 was as follows:

	For the years ended December 31,
	2009	2010	2011
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from continuing operations — basic and diluted	$(2,999,844)	$(7,236,712)	$5,123,259

Net income attributable to Acorn International, Inc. shareholders from discontinued operations — basic and diluted	$14,883,108	$—	$—

Net income attributable to Acorn International, Inc. shareholders from extraordinary items — basic and diluted	$—	$827,531	$—

Denominator:
Weighted average ordinary shares outstanding — basic	88,174,675	88,923,162	89,629,395

Weighted average ordinary shares outstanding — diluted	88,174,675	88,923,162	89,796,835

Income (loss) per ordinary share:
—continuing operations	$(0.04)	$(0.08)	$0.06
—discontinued operations	0.17	—	—
—extraordinary items	—	0.01	—

Basic	$0.13	$(0.07)	$0.06

—continuing operations	$(0.04)	$(0.08)	$0.06
—discontinued operations	0.17	—	—
—extraordinary items	—	0.01	—

Diluted	$0.13	$(0.07)	$0.06

The Group had 15,825,781 and 14,982,854 outstanding stock options, stock appreciation rights (“SARs”) and restricted share units (“RSUs”) outstanding in 2009 and 2010, respectively, which could have potentially diluted income per share in the future, but were excluded in the computation of diluted income (loss) per share in 2009 and 2010, as the Group had net loss attributable to shareholders from continuing operations in those periods. For the year ended December 31, 2011, the Group had total 9,621,966 outstanding stock options and SARs which could potentially dilute basic earnings per share in the future, but was excluded in the computation of diluted income (loss) per share as their exercise prices were above the average market share prices in 2011.